Cash and cash equivalents and total borrowings - Additional information (Detail) £ in Millions, $ in Millions	Jun. 30, 2026 GBP (£)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 GBP (£)
USD bonds due March 2036
Cash Reconciliation [Line Items]
Bond amount | $		$ 600
Borrowings, interest rate		6.50%
Corporate bond
Cash Reconciliation [Line Items]
Fair value of corporate bonds | £	£ 4,937		£ 4,595